Related Party Revenue Other Related Party (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Investment in affiliates	$ 903	$ 902	$ 0
Related party receivables		6,102	$ 0
REIT II
Related Party Transaction [Line Items]
Investment in affiliates		202
REIT III
Related Party Transaction [Line Items]
Investment in affiliates		700
Related party receivables		4,551
Organization and offering costs charged by Advisor and Sub-advisor	$ 3,900	2,000
Organization and offering costs receivable acquired in a business combination		3,900
REIT II and Other Related Parties
Related Party Transaction [Line Items]
Related party receivables		$ 1,551